Financial assets, liabilities and financial result (excluding Orange Bank) - Net financial debt by currency (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	€ 35,229	€ 36,397	€ 33,758
Financial assets included in the calculation of net financial debt	(11,740)	(10,931)	(8,317)
Net debt by currency before effect of foreign exchange derivatives	23,489
Net financial debt	23,489	€ 25,466	€ 25,441
Euro Member Countries, Euro
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	24,822
Financial assets included in the calculation of net financial debt	(10,558)
Net debt by currency before effect of foreign exchange derivatives	14,263
Effect of foreign exchange derivatives	7,858
Net financial debt	22,121
United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	4,342
Financial assets included in the calculation of net financial debt	(104)
Net debt by currency before effect of foreign exchange derivatives	4,238
Effect of foreign exchange derivatives	(4,281)
Net financial debt	(43)
United Kingdom, Pounds
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	3,331
Financial assets included in the calculation of net financial debt	(113)
Net debt by currency before effect of foreign exchange derivatives	3,218
Effect of foreign exchange derivatives	(4,364)
Net financial debt	(1,146)
Polish Zloty
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	35
Financial assets included in the calculation of net financial debt	(83)
Net debt by currency before effect of foreign exchange derivatives	(49)
Effect of foreign exchange derivatives	1,289
Net financial debt	1,240
Egyptian Pound
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	201
Financial assets included in the calculation of net financial debt	(27)
Net debt by currency before effect of foreign exchange derivatives	174
Net financial debt	174
Jordan, Dinars
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	139
Financial assets included in the calculation of net financial debt	(42)
Net debt by currency before effect of foreign exchange derivatives	97
Net financial debt	97
Morocco, Dirhams
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	485
Financial assets included in the calculation of net financial debt	(43)
Net debt by currency before effect of foreign exchange derivatives	442
Net financial debt	442
Other currencies [member]
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	1,875
Financial assets included in the calculation of net financial debt	(770)
Net debt by currency before effect of foreign exchange derivatives	1,105
Effect of foreign exchange derivatives	(502)
Net financial debt	€ 603